Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at fair value	$ 38,456,679,000	$ 38,028,873,000
Investments at contract value:
Fully benefit-responsive investment contracts	1,780,435,000	1,797,653,000
Total investments	40,237,114,000	39,826,526,000
Receivables:
Notes receivable from participants	614,078,000	587,174,000
Employer contributions	668,900,000	597,843,000
Total receivables	1,282,978,000	1,185,017,000
Non-interest bearing cash	3,586,000	5,849,000
Net assets available for benefits	$ 41,523,678,000	$ 41,017,392,000